Schedule of future minimum lease payments under non-cancellable operating lease agreements (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases [Abstract]
2026	$ 96,205	$ 123,749
2027	96,205	123,749
2028	72,309	93,010
Total future minimum lease payments	264,719	340,508
Less imputed interest	(17,662)	(22,718)
Present value of operating lease liabilities	247,057	317,790	$ 35,812
Less: current portion	(85,698)	(110,233)	(35,812)
Long-term portion	$ 161,359	$ 207,557